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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 3, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of MFS(R) Government Money Market Fund, MFS(R) Money Market Fund, MFS(R) Mid Cap Growth Fund and MFS(R) Municipal Bond Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2005.

     Please call the undersigned at (617) 954-5064 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Senior Counsel

TMF/bjn